Parent Company Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Other assets	$ 533,189	$ 520,124
Total assets	7,537,620	7,467,586	$ 7,311,354
Liabilities:
Subordinated notes	15,000	45,000
Other liabilities	57,904	69,314
Total liabilities	6,781,519	6,725,346
Total liabilities and shareholders’ equity	7,537,620	7,467,586
Parent Company
Assets:
Cash	79,452	112,067	$ 102,416	$ 98,671
Investment in subsidiaries	645,287	626,569
Debentures receivable from PNB	25,000	25,000
Other investments	1,398	2,962
Other assets	26,838	26,651
Total assets	777,975	793,249
Liabilities:
Subordinated notes	15,000	45,000
Other liabilities	6,874	6,009
Total liabilities	21,874	51,009
Total shareholders’ equity	756,101	742,240
Total liabilities and shareholders’ equity	$ 777,975	$ 793,249